OTHER LIABILITIES - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2022
Disclosure of other liabilities [Abstract]
OTHER LIABILITIES - NON CURRENT AND CURRENT	OTHER LIABILITIES – NON CURRENT AND CURRENT

	As of December 31,
	2022	2021

(i) Other liabilities - Non current

Post-employment benefits	405,018	390,942
Other employee benefits	84,028	74,787
Asset retirement obligation (note 18) (1)	38,104	32,098
Other	11,064	9,059

Other liabilities – Non-current	538,214	506,886
(1) The asset in connection with this liability is included in Property, plant and equipment.

Post-employment benefits
The amounts recognized in the consolidated statement of financial position are determined as follows:

	Post-employment benefits
	As of December 31,
	2022	2021

Present value of unfunded obligations	405,018	390,942

Liability in the statement of financial position	405,018	390,942
The amounts recognized in the consolidated income statement are as follows:

	Post-employment benefits
	Year ended December 31,
	2022	2021

Current service cost	13,721	13,624
Interest cost	32,660	29,663

Total included in labor costs	46,381	43,287
Changes in the liability recognized in the consolidated statement of financial position are as follows:

	Post-employment benefits
	As of December 31,
	2022	2021

At the beginning of the year	390,942	432,648
Transfers, new participants and funding of the plan	(508)	1,255
Total expense	46,381	43,287
Remeasurements	(24,567)	(46,777)
Effect of changes in demographic assumptions	3,990	710
Effect of changes in financial assumptions	(36,927)	(82,243)
Effect of experience adjustments	8,370	34,756
Translation differences	21,088	(11,720)
Contributions paid	(28,318)	(27,751)
At the end of the year	405,018	390,942
20.    OTHER LIABILITIES – NON CURRENT AND CURRENT (continued)
The principal actuarial assumptions used were as follows:

	Year ended December 31,
Mexico	2022	2021

Discount rate	9.00%	8.00%
Compensation growth rate	6.00% - 7.00%	6.00% - 7.00%

	Year ended December 31,
Argentina	2022	2021

Discount rate	6.00% - 7.00%	6.00% - 7.00%
Compensation growth rate	2.00% - 3.00%	2.00% - 3.00%
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

	Impact on defined benefit obligation
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	1.00%	-8.1%	9.5%
Compensation growth rate	1.00%	3.3%	-2.8%
Pension growth rate	1.00%	-1.0%	1.1%
Life expectancy	1 year	-2.3%	2.4%
The estimated future payments for the next five years will be between $31.4 million and $39.9 million per year.

	As of December 31,
	2022	2021

(ii) Other liabilities - Current
Payroll and social security payable	150,378	161,303
VAT liabilities	113,842	107,453
Other tax liabilities	55,622	53,378
Termination benefits	761	787
Related Parties (Note 25)	515	28
Asset retirement obligation (Note 18)	3,303	3,610
Others	20,422	18,564

Other liabilities – Current	344,843	345,123